Warrants to purchase common shares (Details 1)	12 Months Ended
Dec. 31, 2013
Warrants issued in 2012	4,502,821
Warrants exercised in 2013	(846,700)
Warrants as in december 2013	3,656,121
Warrants exercised in 2014	(2,090,385)
Warrants expired in 2014	(255,736)
Warrants as at april 24, 2014	1,310,000
March 7, 2014 | Warrant [Member]
Warrants issued in 2012	2,096,175
Warrants exercised in 2013	(809,367)
Warrants as in december 2013	1,286,808
Warrants exercised in 2014	(1,240,872)
Warrants expired in 2014	(45,936)
Warrants as at april 24, 2014
March 19, 2014 | Warrant [Member]
Warrants issued in 2012	412,333
Warrants exercised in 2013	(4,000)
Warrants as in december 2013	408,333
Warrants exercised in 2014	(405,533)
Warrants expired in 2014	(2,800)
Warrants as at april 24, 2014
March 30, 2014 | Warrant [Member]
Warrants issued in 2012	608,580
Warrants exercised in 2013
Warrants as in december 2013	608,580
Warrants exercised in 2014	(401,580)
Warrants expired in 2014	(207,000)
Warrants as at april 24, 2014
May 4, 2014 | Warrant [Member]
Warrants issued in 2012	1,385,733
Warrants exercised in 2013	(33,333)
Warrants as in december 2013	1,352,400
Warrants exercised in 2014	(42,400)
Warrants expired in 2014
Warrants as at april 24, 2014	1,310,000